Shareholder Report, Line Graph (Details) 197310_Pacer Industrials and Logistics ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Jun. 08, 2022	Apr. 30, 2026
Pacer Industrials and Logistics ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Pacer Industrials and Logistics ETF NAV
Accumulated Value	$ 10,997	$ 11,066	$ 10,290	$ 10,000	$ 14,632
Pacer Global Supply Chain Infrastructure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Pacer Global Supply Chain Infrastructure Index
Accumulated Value	11,245	11,190	10,318	10,000	$ 15,138
S&P Global 1200 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Global 1200 Index
Accumulated Value	13,808	12,282	10,365	10,000	$ 18,288
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Accumulated Value	$ 14,141	$ 12,615	$ 10,284	$ 10,000	$ 18,532